OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

December 26, 2012

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:	Oppenheimer Diversified Alternatives Fund

Pre-Effective Amendment No. 2
File Nos. 333-184384; 811-22760

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is hereby made under the Securities Act of 1933, as amended ("Securities Act") and the Investment Company Act of 1940, as amended (“Investment Company Act”) on behalf of Oppenheimer Diversified Alternatives Fund (the “Fund”). This filing consists of the documents comprising Pre-Effective Amendment No. 2 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

This Amendment is being filed for the purpose of filing the Fund’s audited financial statements as part of the Statement of Additional Information (Part B), and the Exhibits to the Registrant’s registration statement on Form N-1A, including the Opinion and Consent of Counsel and Independent Registered Public Account Firm’s Consent.

This filing contains a request for acceleration. We respectfully request this registration statement to be declared effective as of 1 p.m. on Thursday December 27, 2012, or as soon as practicable thereafter.

In order to expedite review and achieve consistency, we request that you address any comments on this filing to the undersigned at:

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212.323.0310

tedwards@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards

-----------------------------

Taylor V. Edwards

Vice President & Senior Counsel

cc: Valerie Lithotomos, Esq.

Arthur S. Gabinet, Esq.

Erin Powrie, Esq.

Ronald M. Feiman, Esq.

Gloria J. LaFond